Nature of Operations and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Parent [Member]	Dec. 31, 2013 Predecessor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Nature of Operations and Basis of Presentation
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Organization and Description of the Business

RSP Permian, L.L.C., a Delaware limited liability company ("RSP LLC"), was formed on October 18, 2010 by its management team and an affiliate of Natural Gas Partners, a family of energy-focused private equity investment funds ("NGP"). RSP LLC is engaged in the acquisition, development and operation of oil and natural gas properties.

On January 23, 2014, RSP Permian, Inc. ("RSP Inc.") completed an initial public offering (the "IPO") and on January 17, 2014, shares of RSP Inc. began trading on the New York Stock Exchange under the ticker "RSPP." In the IPO, 23 million shares were sold at $19.50 per share, raising $449 million of gross proceeds. Of the 23 million shares, 9.2 million were shares sold by RSP Inc., resulting in approximately $163 million of net proceeds, which were used to fully repay the Company's $70 million term loan, repay outstanding borrowings of $56 million under its revolving credit facility, make cash payments to certain existing investors as partial consideration for the properties contributed to the Company by such persons, pay cash bonuses to certain of the Company's employees in connection with the successful completion of the IPO, and fund a portion of its capital expenditure plan. The remaining 13.8 million shares sold in the IPO were sold by selling stockholders, and the Company did not receive any proceeds from the sale of those shares.

In connection with the IPO, several transactions occurred that changed the structure and scope of the Company:

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Corporate Reorganization:  RSP LLC was contributed to RSP Permian Holdco, L.L.C., a newly-formed limited liability company, which contributed all of its interests in RSP LLC to RSP Inc. in exchange for shares of RSP Inc.'s common stock, an assignment of RSP LLC's pro rata share of an escrow related to the Resolute Sale (as defined and described in Note 3) and cash. As a result of this reorganization, RSP LLC became a wholly owned subsidiary of RSP Inc.

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The Rising Star Acquisition:  RSP Inc. acquired from Rising Star Energy Development Co., L.L.C., a Texas limited liability company ("Rising Star"), working interests in certain acreage and wells in the Permian Basin in which RSP LLC already had working interests in exchange for shares of RSP Inc.'s common stock and cash.

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The Collins and Wallace Contributions:  Ted Collins, Jr. ("Collins"), Wallace Family Partnership, LP ("Wallace LP") and Collins & Wallace Holdings, LLC, a newly-formed entity that is jointly owned by Collins and Wallace LP, contributed certain working interests in the Permian Basin in which RSP LLC already had working interests in exchange for shares of RSP Inc.'s common stock and, in the case of Collins and Wallace LP, cash (such contributions, the "Collins and Wallace Contributions"). See Note 3 for additional information.

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The Pecos Contribution:  Pecos Energy Partners, L.P. ("Pecos"), an entity owned by certain members of the Company's management team, contributed certain working interests in acreage and wells in the Permian Basin in which RSP LLC already had a working interest in exchange for shares of RSP Inc.'s common stock.

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The ACTOIL NPI Repurchase:  ACTOIL, LLC ("ACTOIL"), the owner of a 25% net profits interest ("NPI") in substantially all of RSP LLC's oil and natural gas properties taken as a whole, contributed their 25% NPI in exchange for shares of RSP Inc.'s common stock (such contribution, the "ACTOIL NPI Repurchase"). See Note 3 for more information.

Basis of Presentation

These financial statements have been prepared by the Company without audit, pursuant to the rules and regulations of the SEC. They reflect all adjustments that are, in the opinion of management, necessary for a fair statement of the results for interim periods, on a basis consistent with the audited annual financial statements. All such adjustments are of a normal recurring nature. Certain information, accounting policies and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States ("GAAP") have been omitted pursuant to such rules and regulations, although the Company believes the disclosures are adequate to make the information presented not misleading.

Subsequent Events

The Company has evaluated subsequent events of its consolidated financial statements. There were no material subsequent events requiring additional disclosure in these financial statements.
Nature of Operations RSP Permian, Inc. (the "Company") was formed on September 30, 2013, pursuant to the laws of the State of Delaware to become a holding company for RSP Permian, L.L.C.
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

RSP Permian, L.L.C., a Delaware limited liability company ("RSP"), was formed on October 18, 2010 by its management team and an affiliate of Natural Gas Partners, a family of energy-focused private equity investment funds ("NGP"). RSP is engaged in the acquisition, development and operation of oil and natural gas properties. On December 15, 2010, primary operations commenced through a significant acquisition of oil and natural gas leases and corresponding interests on acreage located in the Permian Basin in and around Midland, Texas. Over 90% of RSP's outstanding equity is indirectly owned by Natural Gas Partners IX, L.P. and NGP IX Offshore Holdings, L.P. (collectively, "NGP IX").

Rising Star Energy Development Co., L.L.C., a Delaware limited liability company ("Rising Star"), was formed in April 2006 and is engaged primarily in the acquisition, development and operation of oil and natural gas properties. Rising Star is wholly owned by Rising Star Energy Holdings Company, L.P. ("Rising Star LP"), which is managed by its general partner, Rising Star Energy GP, L.L.C. ("Rising Star GP"). Natural Gas Partners VIII, L.P. ("NGP VIII") owns over 90% of the membership interests in Rising Star GP and over 80% of the limited partnership interests in Rising Star LP. Rising Star LP's sole material assets are its interests in Rising Star and its interests in Rising Star Energy Operating Co., L.L.C., which has not conducted any operations for the past several years.

All power and authority to control the core functions of RSP and Rising Star (collectively, the "Predecessor") are controlled by NGP VIII and NGP IX, respectively. Through the delegation of authority of the general partners of NGP VIII and NGP IX to NGP Energy Capital Management, L.L.C. ("NGP ECM"), all power and authority of the respective fund limited partnership in effectuating its core investment, management and divestment function is controlled by NGP ECM. The results of RSP and Rising Star have been combined for all periods presented.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").